Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). The Company eliminates all significant intercompany balances and transactions in its consolidated financial statements.

Management has prepared the accompanying consolidated financial statements and these notes in accordance to generally accepted accounting principles in the United States (“US GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but not limited to, provision for expected credit losses against accounts receivable and other assets, determination of the useful lives of long-lived assets, impairment of long-lived assets, valuation allowance for deferred tax assets, accounting of operating lease right-of-use assets, and operating lease liabilities. Actual results could differ from the estimates, and as such, differences could be material to the consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include balances maintained in banks, bank deposits, and highly liquid investments with maturities of three months or less at the date of origination.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

2. Summary of Significant Accounting Policies (Continued)

Accounts receivable, net

Accounts receivable, net

Accounts receivable represent income earned from the provision of IoT services and trading of hardware and IoT-related products of which the Company has not yet received payment. Accounts receivable is recorded at the invoiced amount and adjusted to amounts management expects to collect from balances outstanding at period-end and are classified as current assets.

Prior to the adoption of ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), the allowance for expected credit losses was estimated using historical loss experience, current conditions, and reasonable and supportable forecasts of future economic conditions, as required under ASC 326.

In July 2025, the FASB issued ASU No. 2025-05, which provides a practical expedient for estimating expected credit losses on current accounts receivable arising from transactions accounted for under ASC 606. The Company early adopted ASU 2025-05 and elected this practical expedient as of September 30, 2025. Under this expedient, the Company assumes that current conditions as of the balance sheet date remain unchanged for the remaining life of the assets in the development of its reasonable and supportable forecasts. Accordingly, the Company estimates the allowance for expected credit losses based on historical experience adjusted for current conditions. The amendments were applied prospectively, and no cumulative-effect adjustment was recorded upon adoption. As of September 30, 2025 and 2024, an allowance for expected credit losses of $446,551 and $211,639 was recorded, respectively.

Periodically, management reviews accounts receivable and adjusts the allowance based on current circumstances and charges off uncollectible receivables when all attempts to collect have been exhausted and the prospects for recovery are remote.

Prepaid expenses

Prepaid expenses

Prepaid expenses are comprised of prepaid business development expenses, professional fees and office operating expenses. These amounts are recognized as expenses on a straight-line basis over the relevant non-cancellable contract term or expected benefit period, so the balances are realized over the life of the underlying arrangements, with the portion expected to be expensed within the next twelve months classified as current and the remainder as non-current. Prepaid expenses are not subject to expected credit loss assessment, as they represent advance payments for goods or services to be received from counterparties rather than contractual rights to receive cash.

Other assets, net

Other assets, net

Other assets are comprised of deposits and other receivables, including trade deposits paid to suppliers and rental and utility deposits. The Company reviews other assets on a regular basis and also makes allowance for expected credit losses if there is evidence indicating that other assets may be unrecoverable based on the Company’s historical losses, specific customer circumstances, and general economic conditions. As of September 30, 2025 and 2024, the balance of allowance for expected credit loss against other assets was $137 and $613, respectively.

Leases

Leases

On October 1, 2020, the Company adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company is a lessee of non-cancellable operating leases for corporate office premises. The Company determines if an arrangement is a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities on the Company’s consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term.

When determining the lease term, at lease commencement date, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The interest rate used to determine the present value of future lease payments is the Company’s incremental borrowing rate of the Hong Kong Prime Rate minus 0.25% p.a. based on the information available at the lease commencement date.

The lease standard (ACS 842) provides practical expedients for an entity’s ongoing accounting. The Company elects to apply short-term lease exception for leases with a lease term of 12 months or less at commencement. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Company evaluates the impairment of its ROU assets consistently with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. As of September 30, 2025 and 2024, the Company did not recognize any impairment loss against its ROU assets.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

2. Summary of Significant Accounting Policies (Continued)

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Computer equipment	5 years
Furniture and fittings	5 years

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive income under other income or expenses.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets, including property and equipment and ROU assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of September 30, 2025 and 2024, no impairment of long-lived assets was recognized.

Deferred IPO costs

Deferred IPO costs

Deferred IPO costs consist of costs incurred in connection with the Company’s planned initial public offering in the United States. These costs, together with the underwriting discounts and commissions, will be charged against the gross proceeds of the offering as a reduction of additional paid-in capital upon completion of the planned initial public offering or charged to consolidated statements of operations and comprehensive income if the planned initial public offering is not completed. As of September 30, 2025 and 2024, the Company had deferred IPO costs of nil and $557,183, respectively. On July 16, 2025, upon the completion of IPO of the Company, IPO costs capitalized as of September 30, 2024, together with other IPO costs incurred during the year ended September 30, 2025, totaling $2,688,050, were charged to shareholder’s equity under additional paid-in capital.

Accounts payable

Accounts payable

Accounts payable are liabilities for goods and services provided to the Company prior to the end of the financial period which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. All accounts payable was recognized as current liabilities as of September 30, 2025 and 2024.

Bank loans

Bank loans

Bank loans comprise borrowings from banks. Bank loans are recognized initially at fair value, net of transaction costs incurred. Bank loans are subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method. Bank loans are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Accrued expenses and other liabilities

Accrued expenses and other liabilities

Accrued expenses and other liabilities primarily represent obligations to pay staff costs and other operating service providers. They are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

2. Summary of Significant Accounting Policies (Continued)

Revenue recognition

Revenue recognition

The Company follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”), when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service component.

The Company derives its revenue from four sources: (1) IoT Integration Solution Services, (2) Business Process Outsourcing (“BPO”) Services, (3) IoT Support and Maintenance Services and (4) Trading Sales.

Revenue from IoT Integration Solution Services

The Company engages in distinct contracts with its customers to deliver IoT Integration Solution Services. Billing occurs based on predefined milestones in the contracts, with completion confirmed upon the customer’s acceptance after successful user testing.

In the IoT Integration Solution contracts, the Company commits to providing various services for specific projects. Although the contracts outline separate promises, such as development, implementation, and consulting, these are in fact components of a bundled service leading to a combined outcome that the Company must deliver. These individual promises are highly interdependent, forming a single, integrated solution. Therefore, the Company accounts for each IoT Integration Solution contract as one single performance obligation and no allocation of transaction price is required. There is no warranty provision term provided in these contracts. The Company typically collect 20% to 50% of contract sum upfront before commencement of work, with the remaining contract sum being collected in multiple installments according to predefined milestones. IoT Integration Solution Services contracts are typically completed within one year.

The contracts explicitly outline transaction prices as fixed amounts with no variable considerations. The Company’s performance creates a customized asset for customers, that the customers have control as the asset is created. This is evidence by customers taking physical procession over customized hardware and software developed by the Company. Furthermore, the solutions are tailored and customized for specific customers with no alternative use. The Company recognizes revenue from IoT Integration Solution Services based on the Company’s effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company’s right to bill the customer as costs are incurred.

The timing of the satisfaction of the Company’s performance obligations is based upon the cost-to-cost method to measure progress, which is generally different from the timing of unconditional right of payment which is based upon certain conditions being completed as specified in the contract. The timing between the satisfaction of the Company’s performance obligations and the unconditional right of payment would contribute to contract assets and contract liabilities.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

2. Summary of Significant Accounting Policies (Continued)

Revenue recognition (Continued)

The Company uses the ratio of actual costs incurred to total estimated costs (an input method) since costs incurred represent a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned. This method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that entails a number of interrelated tasks or activities for a combined output that requires the Company to coordinate the work of employees and subcontractors. Contract costs typically include direct labor, subcontractor and consultant costs, materials and other costs directly related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up basis, which causes the effect of revised estimates to be recognized in the current period. Changes in estimates can routinely occur over the contract term for a variety of reasons including, unanticipated changes in scope, unanticipated costs, delays or favorable or unfavorable progress than original expectations. When the outcome of the contract cannot be reasonably measured, revenue is recognized only to the extent of contract costs incurred that are expected to be recovered. In situations where the estimated costs to perform exceeds the consideration to be received, the Company accrues the entire estimated loss during the period the loss becomes known.

As of September 30, 2025, contract liabilities for IoT Integration Solution Services amounted to $3,842 are expected to be recognized as revenue within a twelve-month period from September 30, 2025   using an input measure method, while as of September 30, 2024, there was no contract liability for IoT Integration Solution Services.

Business Process Outsourcing (“BPO”) Services

The Company engages in distinct contracts with its customers to provide IT-related manpower support for a fixed period of time. Each contract involves one performance obligation, where the Company commits to providing designated number of personnels who has relevant IT expertise and knowledge as required by customers. The Company typically collects monthly instalment from customer over contract period in BPO services.

Transaction prices are explicitly stated in the contracts as fixed amounts without variable considerations. Because those personnels work directly under customers’ instruction during contract period and customers take control over all work output by the personnels, customers receive and consume benefits provided by the Company simultaneously. Therefore, revenues from BPO Services are recognized over time.

The Company uses ratio of actual labor cost incurred over total budgeted labor cost (an input method) as a measure of progress towards satisfaction of performance obligation. Under this method, the Company could appropriately measure the fulfillment of its performance obligation.

As of September 30, 2025 and 2024, there was no contract liability for BPO Services.

IoT Support and Maintenance Services

The Company enters into distinct contracts with its customers to provide ongoing maintenance and support services for the existing IoT Solutions. Each contract encompasses a single performance obligation, considering the highly interdependent and highly interrelated nature of the support and maintenance services provided during the contract period.

In these IoT Support and Maintenance contracts, the Company commits to delivering a variety of support and maintenance services. Although the contracts specify separate services, such as maintenance of different components of IoT Solutions and repair and replacement of various hardware, these services are actually elements of a bundled offering that culminates in a unified outcome the Company is obliged to provide. The individual services are highly interdependent, constituting a single, integrated solution. Consequently, each IoT Support and Maintenance contract is recognized as a single performance obligation. The Company typically collects monthly instalments from customers over contract period in IoT Support and Maintenance services.

Transaction prices for IoT Support and Maintenance Services are explicitly written in contracts as a fixed amount without variable consideration. Because customers simultaneously receive and consume the benefits of the Company’s performance as it is delivered, revenues from IoT Support and Maintenance Services are recognized over time.

Revenues from IoT Support and Maintenance are recognized on the basis of the Company’s efforts or inputs to the satisfaction of a performance obligation. It is recognized using the input method, aligning with actual incurred costs against expected budgeted costs at contract inception.

As of September 30, 2025, contract liabilities for IoT Support and Maintenance Services amounted to $18,290 are expected to be recognized as revenue within a twelve-month period from September 30, 2025 using an input measure method,   while as of September 30, 2024, contract liabilities for IoT Support and Maintenance Services amounted to $21,995 are expected to be recognized as revenue within a twelve-month period from September 30, 2024 using an input measure method.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

2. Summary of Significant Accounting Policies (Continued)

Trading Sales

The Company enters into distinct contracts with its customers to sell hardware and IoT-related products. The Company typically enters into contracts with its customers where the rights of the parties, including payment terms, are identified. Sales prices to customers are fixed with no separate sales rebate, discount, or other incentive and there is no right of return. The Company generally provides no credit terms to its customers who are contractually required to settle the considerations upon product delivery. The Company’s sole performance obligation is to deliver products according to contract specifications. The Company recognizes product revenue at a point in time when the control of products is transferred to customers.

As of September 30, 2025, the Company recorded contract liabilities of $123, representing customer payments received for products not yet delivered.   The contract liabilities are expected to be recognized as revenue when the related products are delivered to customers, while as of September 30, 2024, there was no contract liability for trading sales.

Sources of revenues

Disaggregated information of revenues by major sources are as follows:

	For the Year Ended September 30,
	2025	2024	2023
Revenues from contracts with customers recognized over time
IoT Integration Solution Services	$5,955,416	$1,852,645	$1,859,927
BPO Services	2,623,287	1,028,838	772,954
IoT Support and Maintenance Services	2,453,816	429,910	460,396
	11,032,519	3,311,393	3,093,277

Revenues from contracts with customers recognized at a point in time
Trading Sales	53,029	14,597	154,266
Total	$11,085,548	$3,325,990	$3,247,543

Warranty

Warranty

The Company generally provides limited warranties for work performed under its contracts. At the time a sale is recognized, the Company records estimated future warranty costs under ASC 460. Such estimated costs for warranties are estimated at completion and these warranties are not service warranties separately sold by the Company. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. There were no such reserves for the years ended September 30, 2025, 2024 and 2023 because the Company’s historical warranty expenses were immaterial to the Company’s consolidated financial statements.

Contract assets, net and contract liabilities

Contract assets, net and contract liabilities

Contract assets are recorded on the consolidated balance sheets when revenue recognized to date exceeds cumulative billings to customers. Contract assets have billing term with unconditional right to be billed beyond one year are classified as non-current assets. The Company determines the allowance for expected credit losses on contract assets in accordance with ASC 326. In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient for estimating expected credit losses on current contract assets arising from transactions accounted for under ASC 606. The Company early adopted ASU 2025-05 as of September 30, 2025, and elected this practical expedient for its current contract assets. Under this expedient, the Company assumes that current conditions as of the balance sheet date remain unchanged for the remaining life of the assets in the development of its reasonable and supportable forecasts. For non-current contract assets, or for periods prior to the adoption of ASU 2025-05, the allowance is estimated using historical loss experience, current conditions, and reasonable and supportable forecasts of future economic conditions. The Company applied the amendments of ASU 2025-05 prospectively to current contract assets as of September 30, 2025, and no cumulative-effect adjustment was recorded. Periodically, management reviews contract assets and adjusts the allowance based on current circumstances, charging off uncollectible amounts when recovery prospects are remote. As of September 30, 2025, and 2024, no contract assets or related allowances for expected credit losses were recognized..

Contract liabilities represent the amounts of cash collected from customers, or billings to customers for work yet to be performed that exceed the revenue recognized to date in relation to uncompleted contracts. As of September 30, 2025, and 2024, contract liabilities amounted to $22,255 and $21,995, respectively. Additionally, these amounts are expected to be recognized as revenue within a twelve-month period from the reporting date of these financial statements, therefore being classified as current liabilities on the consolidated balance sheets.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

2. Summary of Significant Accounting Policies (Continued)

Government grants

Government grants

Government subsidies primarily relate to (i) funding granted by the Hong Kong Innovation and Technology Commission in supporting the Company to recruit talents under the Innovation and Technology Fund; (ii) funding from SME Export Marketing Fund by the Hong Kong Trade and Industry Department to encourage expansion of markets outside Hong Kong in export promotion activities; (iii) funding granted by the Hong Kong government in helping the Company to develop and promote its brand overseas under the BUD Fund; and (iv) subsidies received from Hong Kong Science and Technology Park through its Graduate Trainee Program. The Company recognizes government subsidies as sundry income upon meeting all attached conditions, or when it is reasonably assured that these conditions will be met and receipt of the subsidies is probable.

Government subsidies received and recognized in the consolidated statements of operations and comprehensive income amounted to $64,658, $29,990 and $76,017 for the years ended September 30, 2025, 2024 and 2023, respectively. To qualify for these subsidies, the Company complied with specific requirements and conditions. As of September 30, 2025, the Company had $68,008 for which the related conditions had not been fulfilled and which have been recorded as other payables.

Cost of revenues

Cost of revenues

The cost of revenues primarily consists of costs associated with subcontracting, engineering, and material expenses related to the provision of IoT services. These costs are expensed as incurred. Additionally, the cost of revenues includes the cost of goods sold incurred from the sales of hardware and IoT-related products.

Employee benefit plan

Employee benefit plan

Employees of the Company located in Hong Kong and Australia participate in compulsory retirement benefit schemes, as mandated by local laws. In Hong Kong, contributions to the scheme are made by both the Company and its employees at a rate of 5% of the employees’ relevant salary income, subject to a cap on monthly relevant income of 30,000 Hong Kong Dollars (HK$) (equivalent to $3,849). In Australia, contributions to the scheme are made at a rate of 10.5%, and 11% effective July 1, 2022, and 2023, respectively. The income caps per quarter are set at 60,220 Australian Dollars (AUD) and AUD 62,270 (equivalent to $39,571 and $40,918), effective July 1, 2022, and 2023, respectively.  For the years ended September 30, 2025, 2024, and 2023, the total amounts charged to the consolidated statements of operations and comprehensive income for the Company’s contributions to these retirement benefit schemes were $28,427, $26,949 and $27,227, respectively.

Borrowing costs	Borrowing costs All borrowing costs are recognized as interest expense in the consolidated statements of operations and comprehensive income in the period in which they are incurred.
Income taxes

Income taxes

The Company accounts for income taxes under ASC 740, Income Taxes. Provision for income taxes consists of current taxes and deferred taxes.

Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is recognized in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the profit or loss, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company does not consider that there was any uncertain tax position as of September 30, 2025 and 2024.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

2. Summary of Significant Accounting Policies (Continued)

Segment reporting

Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 for the year ended September 30, 2025, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Company’s consolidated balance sheets, results of operations, or cash flows.

Based on the criteria established by ASC 280, Segment Reporting, the Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”) reviews consolidated results when making decisions, allocating resources and assessing performance of the Company. The CODM considers that the Company has only one principal revenue stream, which is the provision of IoT solutions and services. The Company conducts all of its business activities and operations in Hong Kong. All transactions are initiated, executed, and completed in Hong Kong under similar terms and conditions.

The CODM evaluates segment performance and makes resource allocation decisions by regularly reviewing segment net income, which is also reported as consolidated net income in the consolidated statements of operations and comprehensive income. In assessing performance, the CODM considers the Company’s strategic objectives, cash position, and projected cash requirements. Additionally, functional expenses, such as selling and marketing, and general and administrative expenses, are monitored at the consolidated level to manage operations. Other segment-related items include interest expense, other income, net, and income tax provision, all of which are reflected in both the segment results and consolidated net income. Segment assets are measured and reported as total consolidated assets on the consolidated balance sheets.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists of foreign currency translation adjustments resulting from the Company translating its financial statements from functional currencies into reporting currency.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) according with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS further takes into account of the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of September 30, 2025 and 2024, the Company had no dilutive stocks.

Translation of foreign currencies

Translation of foreign currencies

The Company’s principal place of operations is Hong Kong. The financial position and results of its operations are predominately determined using the Hong Kong Dollar, the local currency of QBS System, as the functional currency. The Company also has a subsidiary in Australia which uses Australian Dollar as its functional currency. The Company’s consolidated financial statements are presented in U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows, denominated in the functional currency, are translated to US$ at the average rate of exchange during the reporting period. Assets and liabilities denominated in functional currencies at the balance sheet date are translated to US$ at the applicable rate of exchange in effect at that date. The equity, denominated in the functional currency, is translated to US$ at the historical rate of exchange at the time of the transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive income under foreign exchange transaction losses.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

2. Summary of Significant Accounting Policies (Continued)

Translation of foreign currencies (Continued)

The following table outlines the exchange rates that are used in preparing these consolidated financial statements:

	As of September 30,
	2025	2024
Year end spot rates
AUD(1)	n/a	US$1 = AUD1.48
HK$	US$1 = HK$7.78	US$1 = HK$7.77

	For the Years Ended September 30,
	2025	2024	2023
Average rates
AUD(1)	n/a	US$1 = AUD1.52	US$1 = AUD1.50
HK$	US$1 = HK$7.79	US$1 = HK$7.81	US$1 = HK$7.83

(1)	On July 8, 2024, QBS System disposed of 100% of the shares of its subsidiary, QBS Pty. The year-end spot rate of AUD as of September 30, 2024 represents the exchange rate at the time of the disposal date, while the average AUD rate for the year ended September 30, 2024, represents the average rate from October 1, 2023, to July 8, 2024. No AUD/US$ exchange rate was applied for the year ended September 30, 2025, as the subsidiary was no longer included in consolidation.

Fair value of financial instruments

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 – Quoted prices in active markets for identical assets and liabilities.

Level 2 – Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of September 30, 2025 and 2024, financial instruments of the Company comprised primarily cash, accounts receivable, other assets, short-term bank loans, accounts payable, amounts due to related parties, accrued expenses and other liabilities. The Company concludes that the carrying amounts of these financial instruments approximate their fair values, due to the short-term nature of these instruments and the terms closely approximating market conditions.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

2. Summary of Significant Accounting Policies (Continued)

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In December 2023, the FASB issued ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). This standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The ASU is effective for public business entities for annual periods beginning after December 15, 2024. For all other entities, the standard is effective for annual periods beginning after December 15, 2025. Early adoption is permitted. Management is currently evaluating the impact on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Management is currently evaluating the impact on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Management is currently evaluating the impact on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This update provides a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. The expedient allows entities to assume that economic conditions existing at the balance sheet date remain unchanged throughout the remaining life of the asset when developing reasonable and supportable forecasts. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, with early adoption and retrospective application permitted. The Company early adopted the standard as of September 30, 2025, and elected to apply the amendments on a prospective basis. No cumulative-effect adjustment was recognized upon adoption, as the update modifies the methodology for estimating forecasts for current receivables rather than the underlying recognition of credit losses under ASC 326.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.